EARNINGS PER SHARE - Additional Information (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Exercise price of warrants	12	12.00	12.00
Average per share price			7.92
Warrant
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the calculation of diluted earnings per share (in shares)	581,807	581,807
Warrant | Warrants to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the calculation of diluted earnings per share (in shares)			581,807	14,000,000
Warrant | Warrant exchange
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the calculation of diluted earnings per share (in shares)				1,000,000